Interest Expense (Details) - Schedule of Interest Expense	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Schedule of Interest Expense [Abstract]
Interest expense on loan payables to related companies	RM 240,153	$ 50,926	RM 344,155	RM 186,862
Interest on lease liabilities (Note 11)	182,280	38,654	210,365	232,582
Lease modification			112,352
Interest expense, total	RM 422,433	$ 89,580	RM 666,872	RM 419,444